FPA INTERNATIONAL VALUE FUND

Portfolio of investments

September 30, 2020

(Unaudited)

COMMON STOCKS	Shares	Fair Value
APPLICATION SOFTWARE — 12.1%
Dassault Systemes SE (France)	44,218	$8,250,285
SAP SE (Germany)	45,750	7,124,103
Tencent Holdings Ltd. (China)	163,571	11,048,137
Ubisoft Entertainment SA (France)(a)	113,252	10,207,175
		$36,629,700
INFORMATION TECHNOLOGY SERVICES — 6.8%
Accenture plc (Class A) (Ireland)	38,185	$8,629,428
Capgemini SE (France)	71,259	9,142,199
RELX plc (Britain)	124,460	2,770,236
		$20,541,863
MEDICAL EQUIPMENT — 5.8%
Alcon, Inc. (Switzerland)(a)	169,933	$9,634,468
Koninklijke Philips NV (Netherlands)(a)	164,164	7,751,678
		$17,386,146
ADVERTISING & MARKETING — 5.7%
Care Ratings Ltd. (India)	1,016,966	$4,816,047
S4 Capital plc (Britain)(a)	1,190,046	6,034,810
Stroeer SE & Co. KGaA (Germany)(a)	79,736	6,193,763
		$17,044,620
BEVERAGES — 4.1%
Ambev SA (Brazil)	1,198,949	$2,677,188
Britvic plc (Britain)	295,145	3,127,460
Heineken Holding NV (Netherlands)	34,050	2,653,451
Pernod Ricard SA (France)	25,357	4,042,816
		$12,500,915
BUILDING MAINTENANCE SERVICES — 3.6%
ISS A/S (Denmark)(a)	818,682	$10,775,235

HEALTH CARE SUPPLIES — 3.1%
EssilorLuxottica SA (France)(a)	69,020	$9,396,129

RUBBER & PLASTIC — 3.1%
Hexpol AB (Sweden)(a)	1,033,060	$9,240,838

CONSUMER FINANCE — 3.0%
Adyen NV (Netherlands)(a)(b)	4,861	$8,966,032

INDUSTRIALS — 3.0%
Electrocomponents plc (Britain)	976,401	$8,949,880

SPECIALTY CHEMICALS — 2.5%
Koninklijke DSM NV (Netherlands)	45,597	$7,506,702

SEMICONDUCTOR MANUFACTURING — 2.3%
ASML Holding NV (Netherlands)	9,660	$3,568,142

FPA INTERNATIONAL VALUE FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	43,376	3,516,492
		$7,084,634
INTERNET MEDIA — 2.2%
NAVER Corp. (South Korea)	25,807	$6,558,105

NON WOOD BUILDING MATERIALS — 1.9%
Cie de Saint-Gobain (France)(a)	135,041	$5,656,481

CONSUMER ELECTRONICS — 1.8%
Sony Corp. (Japan)	71,463	$5,477,069

PROFESSIONAL SERVICES — 1.7%
Pagegroup plc (Britain)(a)	550,817	$2,655,310
SGS SA (Switzerland)	963	2,580,683
		$5,235,993
COMMERCIAL SERVICES — 1.6%
Babcock International Group plc (Britain)	1,545,379	$4,984,594

HOUSEHOLD PRODUCTS — 1.6%
Henkel AG & Co. KGaA (Germany)	26,321	$2,461,753
Unilever plc (Britain)	37,401	2,305,890
		$4,767,643
PACKAGED FOOD — 1.5%
Alicorp SAA (Peru)	2,168,974	$4,616,503

PUBLISHING & BROADCASTING — 1.5%
APG SGA SA (Switzerland)(a)	22,330	$4,495,590

OTHER SPECIALTY RETAIL - DISCRETIONARY — 1.4%
GrandVision NV (Netherlands)(a)(b)	152,052	$4,244,263

INFRASTRUCTURE SOFTWARE — 1.3%
Obic Co. Ltd. (Japan)	21,527	$3,785,796

CEMENT & AGGREGATES — 1.1%
CRH plc (Ireland)	91,018	$3,300,432

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 1.0%
Volution Group plc (Britain)	1,349,605	$2,943,070

OTHER COMMERCIAL SERVICES — 0.8%
ALS, Ltd. (Australia)	362,819	$2,422,217

FPA INTERNATIONAL VALUE FUND

Portfolio of investments (Continued)

September 30, 2020

(Unaudited)

COMMON STOCKS - Continued	Shares or Principal Amount	Fair Value
COURIER SERVICES — 0.8%
Freightways Ltd. (New Zealand)	459,349	$2,365,956

OTHER COMMON STOCKS — 4.9%(a)(c)(d)(e)		$14,700,245

TOTAL COMMON STOCKS — 80.2% (Cost $208,378,980)		$241,576,651

TOTAL INVESTMENT SECURITIES — 80.2% (Cost $208,378,980)		$241,576,651

SHORT-TERM INVESTMENTS — 18.2%
State Street Bank Repurchase Agreement — 0.00% 10/1/2020
(Dated 09/30/2020, repurchase price of $55,005,000, collateralized by $48,776,200 principal amount U.S. Treasury Notes — 0.1250% — 1.7500% 2022,fair value $56,105,125)	$55,005,000	$55,005,000
TOTAL SHORT-TERM INVESTMENTS (Cost $55,005,000)		$55,005,000

TOTAL INVESTMENTS — 98.4% (Cost $263,383,980)		$296,581,651
Other Assets and Liabilities, net — 1.6%		4,815,209
NET ASSETS — 100.0% — NOTE 2		$301,396,860

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(d)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(e)	These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund's fair value procedures. These securities constituted 0.67% of total net assets at September 30, 2020.

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Application Software	—	$36,629,700	—	$36,629,700
Information Technology Services	$8,629,428	11,912,435	—	20,541,863
Medical Equipment	—	17,386,146	—	17,386,146
Advertising & Marketing	10,850,857	6,193,763	—	17,044,620
Beverages	2,677,188	9,823,727	—	12,500,915
Building Maintenance Services	—	10,775,235	—	10,775,235
Health Care Supplies	—	9,396,129	—	9,396,129
Rubber & Plastic	—	9,240,838	—	9,240,838
Consumer Finance	—	8,966,032	—	8,966,032
Industrials	—	8,949,880	—	8,949,880
Specialty Chemicals	—	7,506,702	—	7,506,702
Semiconductor Manufacturing	3,516,492	3,568,142	—	7,084,634
Internet Media	—	6,558,105	—	6,558,105
Non Wood Building Materials	—	5,656,481	—	5,656,481
Consumer Electronics	—	5,477,069	—	5,477,069
Professional Services	—	5,235,993	—	5,235,993
Commercial Services	—	4,984,594	—	4,984,594
Household Products	—	4,767,643	—	4,767,643
Packaged Food	4,616,503	—	—	4,616,503
Publishing & Broadcasting	—	4,495,590	—	4,495,590
Other Specialty Retail - Discretionary	—	4,244,263	—	4,244,263
Infrastructure Software	—	3,785,796	—	3,785,796
Cement & Aggregates	—	3,300,432	—	3,300,432
Commercial & Residential Building Equipment & Systems	2,943,070	—	—	2,943,070
Other Commercial Services	—	2,422,217	—	2,422,217
Courier Services	—	2,365,956	—	2,365,956
Other Common Stocks	2,946,697	9,736,171	$2,017,377	14,700,245
Short-Term Investment	—	55,005,000	—	55,005,000
	$36,180,235	$258,384,039	$2,017,377	$296,581,651

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2020:

Investments	Beginning Value at December 31, 2019	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2020	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2020
Common Stocks	—	$(26,564)	$2,043,941	—	—	$2,017,377	$(26,564)
	—	$(26,564)	$2,043,941	—	—	$2,017,377	$(26,564)

Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period.

There were transfers of $84,835,143 from Level 1 to Level 2 during the period ended September 30, 2020.

Financial Assets	Fair Value at September 30, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stocks	$2,017,377	Restricted Assets (a)	Quotes/Prices	$0.05

(a)  The fair value is based on the most recent trade activity.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2020 (excluding short-term investments), was $217,706,147 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$32,061,373
Gross unrealized depreciation:	(8,190,869)
Net unrealized appreciation:	$23,870,504